Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Bank (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents included in assets held for sale	₩ 158,415	[1]
Deposits [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents included in assets held for sale	₩ 158,415

[1]	There is no impairment loss recognized for assets held for sale, as the net fair value of the disposal group is expected to exceed the carrying amount.